Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Asset Retirement Obligations [Abstract]
Disclosure of other provisions [text block]
The following table reconciles the change in Vermilion’s asset retirement obligations:

($M)	2018	2017
Balance at January 1	517,180	525,022
Additional obligations recognized	211,580	3,273
Changes in estimated abandonment timing and costs	(98,158)	(48,904)
Obligations settled	(15,765)	(9,334)
Accretion	31,219	26,971
Changes in discount rates	(6,646)	(2,586)
Foreign exchange	10,754	22,738
Balance at December 31	650,164	517,180

Disclosure of detailed information about risk free rates used to discount the obligations [text block]
The risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2018	Dec 31, 2017
Canada	2.2%	2.3%
France	1.6%	1.8%
Netherlands	0.4%	0.5%
Germany	0.9%	1.0%
Ireland	1.6%	0.4%
Australia	2.6%	2.9%
USA	2.7%	2.4%